THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2007.

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __09/30/06____

Check here if Amendment [X]; Amendment Number: __1_____
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey Thibeault_____________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:




__Jeffrey D. Thibeault_____    	 ___New York, NY__       __10/11/06__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name



List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: __78____

Form 13F Information Table Value Total: $__151,512___
                                         (thousands)




List of Other Included Managers: NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________              ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

SINA CORP                     ORD  G81477104        1,582    63,000         63,000        0        0        63,000        0        0
AGCO CORP                     COM  001084102        3,710   146,600        146,600        0        0       146,600        0        0
ASM INTL NV                   NOTE 00207DAG7        1,738  1642,000       1642,000        0        0      1642,000        0        0
ALBANY INTL CORP              CL A 012348108          432    13,600         13,600        0        0        13,600        0        0
ALEXION PHARMACEUTICALS INC   NOTE 015351AF6        7,356  5850,000       5850,000        0        0      5850,000        0        0
ALLIED WASTE INDS INC         SDCV 019589AD2        2,914  3156,000       3156,000        0        0      3156,000        0        0
AMERICAN MED SYS HLDGS INC    NOTE 02744MAA6          587   500,000        500,000        0        0       500,000        0        0
AMERICAN TOWER CORP           NOTE 029912AK8        5,455  1791,000       1791,000        0        0      1791,000        0        0
AMERICAN TOWER CORP           NOTE 029912AR3        5,648  3000,000       3000,000        0        0      3000,000        0        0
ANDREW CORP                   NOTE 034425AB4        3,932  4000,000       4000,000        0        0      4000,000        0        0
ANIXTER INTL INC              NOTE 035290AG0          341   400,000        400,000        0        0       400,000        0        0
APOGENT TECHNOLOGIES INC      DBCV 03760AAK7          560   384,000        384,000        0        0       384,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7        1,217  1000,000       1000,000        0        0      1000,000        0        0
BROADWING CORP                COM  11161E101          403    31,941         31,941        0        0        31,941        0        0
CV THERAPEUTICS INC           NOTE 126667AD6        3,777  4600,000       4600,000        0        0      4600,000        0        0
CV THERAPEUTICS INC           COM  126667104          663    59,576         59,576        0        0        59,576        0        0
CEPHALON INC                  NOTE 156708AL3        3,012  2500,000       2500,000        0        0      2500,000        0        0
COEUR D ALENE MINES CORP IDA  NOTE 192108AQ1        3,646  3927,000       3927,000        0        0      3927,000        0        0
COMMSCOPE INC                 COM  203372107        2,727    83,000         83,000        0        0        83,000        0        0
CONSECO INC                   DBCV 208464BH9        3,285  3191,000       3191,000        0        0      3191,000        0        0
CREDENCE SYS CORP             NOTE 225302AF5          243   270,000        270,000        0        0       270,000        0        0
CUBIST PHARMACEUTICALS INC    COM  229678107          662    30,500         30,500        0        0        30,500        0        0
CYMER INC                     NOTE 232572AE7        1,555  1500,000       1500,000        0        0      1500,000        0        0
CYTYC CORP                    COM  232946103          881    36,000         36,000        0        0        36,000        0        0
DURBAN ROODEPOORT DEEP LTD    NOTE 266597AB9        3,002  3000,000       3000,000        0        0      3000,000        0        0
EMCORE CORP                   NOTE 290846AC8        2,178  2085,000       2085,000        0        0      2085,000        0        0
EMDEON CORP                   COM  290849108          292    25,000         25,000        0        0        25,000        0        0
FEI CO                        NOTE 30241LAB5        2,637  2640,000       2640,000        0        0      2640,000        0        0
FEI CO                        NOTE 30241LAD1          372   380,000        380,000        0        0       380,000        0        0
FINISAR                       NOTE 31787AAC5        3,477  3500,000       3500,000        0        0      3500,000        0        0
FINISAR                       COM  31787A101        1,722   475,586        475,586        0        0       475,586        0        0
FISHER SCIENTIFIC INTL INC    COM  338032204          875    11,180         11,180        0        0        11,180        0        0
GENZYME CORP                  NOTE 372917AN4       10,709  9744,000       9744,000        0        0      9744,000        0        0
GRAFTECH INTL LTD             DBCV 384313AB8          414   546,000        546,000        0        0       546,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AK4        3,032  3000,000       3000,000        0        0      3000,000        0        0
HUTCHINSON TECHNOLOGY INC     COM  448407106          284    13,490         13,490        0        0        13,490        0        0
INCYTE CORP                   NOTE 45337CAE2        1,889  2500,000       2500,000        0        0      2500,000        0        0
INTEL CORP                    COM  458140100        1,335    64,900         64,900        0        0        64,900        0        0
INTERMUNE INC                 NOTE 45884XAC7          581   635,000        635,000        0        0       635,000        0        0
INTERNATIONAL GAME TECHNOLOG  DBCV 459902AM4          259   294,000        294,000        0        0       294,000        0        0
INTERNATIONAL RECTIFIER CORP  NOTE 460254AE5          229   231,000        231,000        0        0       231,000        0        0
INVITROGEN CORP               NOTE 46185RAD2        2,159  2181,000       2181,000        0        0      2181,000        0        0
JDS UNIPHASE CORP             COM  46612J101          249   114,140        114,140        0        0       114,140        0        0
JETBLUE AWYS CORP             NOTE 477143AB7          498   549,000        549,000        0        0       549,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AL5          599   675,000        675,000        0        0       675,000        0        0
LSI LOGIC CORP                NOTE 502161AJ1          799   798,000        798,000        0        0       798,000        0        0
LEVEL 3 COMMUNICATIONS INC    NOTE 52729NBK5        2,953  2500,000       2500,000        0        0      2500,000        0        0
LINCARE HLDGS INC             DBCV 532791AB6        6,257  6450,000       6450,000        0        0      6450,000        0        0
LYONDELL CHEMICAL CO          COM  552078107        4,221   166,300        166,300        0        0       166,300        0        0
MANOR CARE INC NEW            NOTE 564055AK7          621   365,000        365,000        0        0       365,000        0        0
MAXTOR CORP                   NOTE 577729AC0        1,236  1107,000       1107,000        0        0      1107,000        0        0
           PAGE TOTAL              51             109,205
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________              ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

MCDATA CORP                   NOTE 580031AD4        6,262  6928,000       6928,000        0        0      6928,000        0        0
MEDAREX INC                   COM  583916101          672    62,603         62,603        0        0        62,603        0        0
OMNICARE INC                  DBCV 681904AL2        3,566  4000,000       4000,000        0        0      4000,000        0        0
OMNICARE CAP TR II            PFD  68214Q200        1,014    17,000         17,000        0        0        17,000        0        0
ON SEMICONDUCTOR CORP         NOTE 682189AD7          235   220,000        220,000        0        0       220,000        0        0
ON SEMICONDUCTOR CORP         COM  682189105          550    93,601         93,601        0        0        93,601        0        0
OPENWAVE SYS INC              NOTE 683718AC4          858   882,000        882,000        0        0       882,000        0        0
PDL BIOPHARMA INC             COM  69329Y104          469    24,465         24,465        0        0        24,465        0        0
PMC-SIERRA INC                COM  69344F106        1,706   287,192        287,192        0        0       287,192        0        0
PSS WORLD MED INC             NOTE 69366AAB6        2,529  2000,000       2000,000        0        0      2000,000        0        0
QUANTUM CORP                  NOTE 747906AE5          587   671,000        671,000        0        0       671,000        0        0
RED HAT INC                   COM  756577102          394    18,700         18,700        0        0        18,700        0        0
REGENERON PHARMACEUTICALS     NOTE 75886FAB3        2,671  2693,000       2693,000        0        0      2693,000        0        0
SCIENTIFIC GAMES CORP         SDCV 80874PAD1          986   825,000        825,000        0        0       825,000        0        0
SIRIUS SATELLITE RADIO INC    NOTE 82966UAD5          929   895,000        895,000        0        0       895,000        0        0
SKECHERS U S A INC            NOTE 830566AB1        1,037  1000,000       1000,000        0        0      1000,000        0        0
TRIZETTO GROUP INC            NOTE 896882AB3        2,083  1958,000       1958,000        0        0      1958,000        0        0
UAL CORP                      COM  902549807        1,232    46,400         46,400        0        0        46,400        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAB0          250   263,000        263,000        0        0       263,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAD6          207   218,000        218,000        0        0       218,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6        2,527  2599,000       2599,000        0        0      2599,000        0        0
VERITAS DGC INC               FRNT 92343PAE7          552   200,000        200,000        0        0       200,000        0        0
VERTEX PHARMACEUTICALS INC    NOTE 92532FAD2          231   238,000        238,000        0        0       238,000        0        0
VERTEX PHARMACEUTICALS INC    NOTE 92532FAF7        3,992  1750,000       1750,000        0        0      1750,000        0        0
WMS INDS INC                  NOTE 929297AE9        5,511  3500,000       3500,000        0        0      3500,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7          806   880,000        880,000        0        0       880,000        0        0
WEBMD CORP                    NOTE 94769MAG0          451   451,000        451,000        0        0       451,000        0        0
           PAGE TOTAL              27              42,307
          GRAND TOTAL              78             151,512
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